Annual Total Returns[BarChart] - DWS Latin America Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(22.65%)	13.28%	(8.19%)	(10.53%)	(32.20%)	32.02%	32.14%	(2.82%)	35.56%	0.70%